Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	$ 61,348	$ 46,862
Gross unrealized holding gains		432
Gross unrealized holding (losses)		(209)	(800)
Amortized cost basis	[2]	61,125	47,662
Accrued interest on securities		538	450
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	14,097	1,588
Gross unrealized holding gains		24
Gross unrealized holding (losses)		(97)	(22)
Amortized cost basis	[2]	14,170	1,610
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Aggregate fair value	[1]	47,251	45,274
Gross unrealized holding gains		408
Gross unrealized holding (losses)		(112)	(778)
Amortized cost basis	[2]	$ 46,955	$ 46,052

[1]	Fair value is being determined using quoted market prices in active markets (Level 2).
[2]	Including accrued interest in the amount of US$ 450 thousand and US$ 538 thousand as of December 31, 2018 and 2019 respectively.